Restatement	12 Months Ended
May 31, 2022
Restatement
Restatement

Note 14. Restatement

During the preparation and audit of the annual financial statements as of and for the fiscal year ended May 31, 2022, the Company concluded that a material error was identified in how the Company was accounting for common stock issued to settle certain convertible note obligations dating back to fiscal year 2021. The Company had been accounting for these transactions in accordance with debt extinguishment accounting. However, although the contractual terms did not explicitly describe the transactions as induced conversions, the transactions should be accounted for as induced conversions rather than extinguishments of debt and are therefore subject to induced conversion accounting. The error resulted in an understatement of the previously reported non-cash loss on induced conversion and additional paid-in capital.

The Company assessed the materiality of the misstatement in accordance with ASC 250, Accounting Changes and Error Corrections, as well as SEC Staff Accounting Bulletins No. 99, Materiality, and No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, and concluded that the misstatement are material to the Company’s consolidated financial statements for the prior periods and, accordingly, are restating previously filed reports. As such, the restatements for the correction are reflected in the accompanying balance sheets, the statements of operations, changes in stockholders’ (deficit), and statement of cash flows. The financial statements being restated below are as of and for the periods ended November 30, 2020, February 28, 2021, May 31, 2021, August 31, 2021, November 30, 2021, and February 28, 2022. The errors had no impact on operating loss, cash, net cash used in or provided by operating, financing, and investing activities, assets, liabilities, commitments and contingencies, total stockholders’ (deficit) equity, number of shares issued and outstanding, basic and diluted weighted average common shares outstanding, and number of shares available for future issuance for any of the affected periods.

Fiscal Year Ended May 31, 2021 - Consolidated Financial Statements

	As of and For the Year Ended May 31, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(19,896)	$(19,235)	$(39,131)
Inducement interest expense (2)	$(11,366)	$(2,556)	$(13,922)
Total interest expense and other expense	$(50,078)	$(21,791)	$(71,869)
Loss before income taxes	$(154,674)	$(21,791)	$(176,465)
Net loss	$(154,674)	$(21,791)	$(176,465)
Basic and diluted loss per share	$(0.27)	$(0.03)	$(0.30)
Additional paid-in capital (3)	$489,650	$42,381	$532,031
Accumulated deficit (3)	$(511,294)	$(42,381)	$(553,675)

Fiscal Year Ended May 31, 2021 and 2022 - Interim Consolidated Financial Statements (Unaudited)

There was no impact on the quarter ended August 31, 2020.

	As of and For Three Months Ended November 30, 2020			As of and Six Months Ended November 30, 2020
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(4,169)	$(2,555)	$(6,724)	$(4,169)	$(2,555)	$(6,724)
Inducement interest expense (2)	$(3,758)	$(459)	$(4,217)	$(7,103)	$(459)	$(7,562)
Total interest expense and other expense	$(10,463)	$(3,014)	$(13,477)	$(15,623)	$(3,014)	$(18,637)
Loss before income taxes	$(34,966)	$(3,014)	$(37,980)	$(65,798)	$(3,014)	$(68,812)
Net loss	$(34,966)	$(3,014)	$(37,980)	$(65,798)	$(3,014)	$(68,812)
Basic and diluted loss per share	$(0.06)	$(0.01)	$(0.07)	$(0.12)	$(0.00)	$(0.12)
Additional paid-in capital (3)	$414,463	$23,604	$438,067	$414,463	$23,604	$438,067
Accumulated deficit (3)	$(421,587)	$(23,604)	$(445,191)	$(421,587)	$(23,604)	$(445,191)

	As of and For Three Months Ended February 28, 2021			As of and For Nine Months Ended February 28, 2021
	Previously			Previously
(in thousands, except per share amount)	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Loss on induced conversion (1)	$(7,625)	$7,625	$—	$(11,794)	$5,070	$(6,724)
Inducement interest expense (2)	$(4,139)	$(1,221)	$(5,360)	$(11,242)	$(1,680)	$(12,922)
Total interest expense and other expense	$(13,200)	$6,404	$(6,796)	$(28,823)	$3,390	$(25,433)
Loss before income taxes	$(43,985)	$6,404	$(37,581)	$(109,783)	$3,390	$(106,393)
Net loss	$(43,985)	$6,404	$(37,581)	$(109,783)	$3,390	$(106,393)
Basic and diluted loss per share	$(0.08)	$0.01	$(0.07)	$(0.18)	$(0.00)	$(0.18)
Additional paid-in capital (3)	$449,579	$17,200	$466,779	$449,579	$17,200	$466,779
Accumulated deficit (3)	$(465,983)	$(17,200)	$(483,183)	$(465,983)	$(17,200)	$(483,183)

	As of and For the Three Months Ended August 31, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(4,651)	$(13,879)	$(18,530)
Inducement interest expense (2)	$(9)	$(519)	$(528)
Total interest expense and other expense	$(9,302)	$(14,398)	$(23,700)
Loss before income taxes	$(30,939)	$(14,398)	$(45,337)
Net loss	$(30,939)	$(14,398)	$(45,337)
Basic and diluted loss per share	$(0.05)	$(0.02)	$(0.07)
Additional paid-in capital (3)	$516,816	$56,779	$573,595
Accumulated deficit (3)	$(542,653)	$(56,779)	$(599,432)

	As of and For Three Months Ended November 30, 2021			As of and For Six Months Ended November 30, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(3,312)	$(3,473)	$(6,785)	$(7,963)	$(17,352)	$(25,315)
Total interest expense and other expense	$(11,282)	$(3,473)	$(14,755)	$(21,103)	$(17,352)	$(38,455)
Loss before income taxes	$(36,604)	$(3,473)	$(40,077)	$(68,062)	$(17,352)	$(85,414)
Net loss	$(36,604)	$(3,473)	$(40,077)	$(68,062)	$(17,352)	$(85,414)
Basic and diluted loss per share	$(0.06)	$(0.00)	$(0.06)	$(0.11)	$(0.02)	$(0.13)
Additional paid-in capital (2)	$589,971	$36,587	$626,558	$589,971	$36,587	$626,558
Accumulated deficit (2)	$(603,353)	$(36,587)	$(639,940)	$(603,353)	$(36,587)	$(639,940)

	As of and For Three Months Ended February 28, 2022			As of and For Nine Months Ended February 28, 2022
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(3,109)	$(8,957)	$(12,066)	$(11,072)	$(26,309)	$(37,381)
Total interest expense and other expense	$(12,931)	$(8,957)	$(21,888)	$(34,034)	$(26,309)	$(60,343)
Loss before income taxes	$(32,328)	$(8,957)	$(41,285)	$(100,390)	$(26,309)	$(126,699)
Net loss	$(32,328)	$(8,957)	$(41,285)	$(100,390)	$(26,309)	$(126,699)
Basic and diluted loss per share	$(0.05)	$(0.01)	$(0.06)	$(0.15)	$(0.04)	$(0.19)
Additional paid-in capital (2)	$612,905	$45,544	$658,449	$612,905	$45,544	$658,449
Accumulated deficit (2)	$(636,078)	$(45,544)	$(681,622)	$(636,078)	$(45,544)	$(681,622)
(1)

Amounts previously presented in Loss on extinguishment of convertible notes have been restated for fiscal year ended May 31, 2021 and each quarter within fiscal year 2021. The restated conversion inducement expense associated with the notes is presented in the Loss on induced conversion line item in the consolidated statement of operations.

(2)

Immaterial revisions related to Inducement interest expense were made through the period ended November 30, 2021. Previously Reported amounts as of November 30, 2021 and February 28, 2022, for the three and six months ended November 30, 2021, and for the three and nine months ended February 28, 2022 reflect impact of those corrections. Refer to Note 2, Revision of Financial Statements for additional information.

(3)	Adjustments amounts include $15,533, $4,532, and $525 for the fiscal years ended May 31, 2020, 2019 and 2018, respectively.